                                    MORGAN STANLEY
                             INDIA INVESTMENT FUND, INC.
--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

Barton M. Biggs                                        Samuel T. Reeves
CHAIRMAN OF THE BOARD                                  DIRECTOR

                                                       Stefanie V. Chang
Michael F. Klein                                       VICE PRESIDENT
PRESIDENT AND DIRECTOR
                                                       Harold J. Schaaff, Jr.
John Chu                                               VICE PRESIDENT
DIRECTOR
                                                       Joseph P. Stadler
Gerald la Hausse de Louviere                           VICE PRESIDENT
DIRECTOR
                                                       Valerie Y. Lewis
Gerard E. Jones                                        SECRETARY
DIRECTOR
                                                       Joanna M. Haigney
John A. Levin                                          TREASURER
DIRECTOR
                                                       Belinda A. Brady
Fergus Reid                                            ASSISTANT TREASURER
DIRECTOR
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.



--------------------------------------------------------------------------------

                                    MORGAN STANLEY
                                  INDIA INVESTMENT
                                      FUND, INC.

--------------------------------------------------------------------------------


                                 FIRST QUARTER REPORT
                                    MARCH 31, 1998
                         MORGAN STANLEY ASSET MANAGEMENT INC.
                                  INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
----------------------

For the three months ended March 31, 1998, Morgan Stanley India Investment Fund, Inc. (the "Fund") had a total return based on net asset value per share, of 7.02% compared to 6.18% for the U.S. dollar adjusted Bombay Stock Exchange (BSE) National Index (the "BSE National Index"). For the one year ended March 31, 1998, and for the period since the Fund's commencement of operations on February 25, 1994 through March 31, 1998, the Fund's total return, based on net asset value per share, was 0.43% and -31.96%, respectively, compared with 5.35% and -33.35%, respectively, for the BSE National Index. On March 31, 1998, the closing price of the Fund's shares on the New York Stock Exchange was $7 15/16, representing a 16.0% discount to the Fund's net asset value per share.

A new coalition government, this time led by the BJP, has come to power on a promise to provide a stable government and achieve economic turnaround through furthering the reform process, particularly in the area of infrastructure development. The initial statements of the Prime Minister and the Finance Minister have been well received by businessmen and investors and has allayed, for the moment, a number of misgivings that investors, both domestic and foreign, had about the BJP prior to the formation of the coalition government.

While the focus is on the Budget for 1998-99 to be presented in May 1998, the interim budget has revealed that the cyclical downturn in the economy has been bigger than expectations and the fiscal deficit for March 1998 may end at 5.5%-6%, a good 100-150 basis points above expectations. In the short-term, the Finance Minister would be challenged by the level of the fiscal deficit while trying to boost government spending to lead the economy out of the slump. However, there are already a few positive signs of a sustainable economic turnaround. Credit growth for banks and financial institutions has grown by 16% year-on-year in the second half of fiscal year 1998 and consumption of consumer durables, such as cement, steel, polyesters and two wheelers, has picked up in that half. The Reserve Bank of India, which had increased the bank rate by 200 points in January 1998 to counter the threat to the Indian Rupee in the foreign exchange market, has since reverted to easier monetary policy by bringing back the bank rate in two stages to 10%. But the pressure on interest rates is expected to continue in the context of an increasing fiscal deficit.

The early statements of the new government have succeeded in improving investors' confidence and the Indian stock market has risen almost 30% to-date since its low in January 1998. This time around the rally has been more widespread across a larger number of stocks, as against the beginning of the year rallies of 1996 and 1997. It is significant to note that domestic investors have stepped up their investment in equities, particularly in medium and small sized companies as these now represent attractive valuations. It must also be mentioned that the markets have registered a smart increase despite net outflows in early April for foreign investors.

Current cheap stock prices have attracted a few hostile takeovers of companies, and this in turn has led to speculative buying in several medium sized companies on the expectation of further acquisitions. Multinational companies are looking to increase their stake through open offers at prices higher than market. We expect these trends to continue through 1998-99 and beyond.

Another interesting trend that we notice is that Indian corporates are increasingly becoming more focused on their core competencies and selling out divisions that do not fit the overall game plan of that corporate. This is positive as it indicates that Indian management is getting conscious of equity value and returns to shareholders and moving away from the trend to building assets in the early nineties. While all these emerging trends do provide a positive impetus, we believe that the market runs the risk of a bad monsoon after ten successive good years, and a liquidity crunch should interest rates move northward to support government borrowing in a high fiscal deficit scenario.

The Fund continues to consolidate it's holdings and reduce the number of stocks in the portfolio. We expect this process to continue in the coming year as well, and expect to see a significant reduction in the number of scrips in the portfolio.

The Fund remains fully invested and we are positioned to take advantage of any short-term volatility in the markets.

The Fund's focus on non-index stocks is beginning to pay off now as the rally in the market seems to be broadening out with the domestic investor base driv-ing this process. We expect this broadening of the market rally to continue to encompass a larger number of companies.


Sincerely,



/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR




/s/ Vinod Sethi

Vinod Sethi
PORTFOLIO MANAGER

April 1998

MORGAN STANLEY INDIA INVESTMENT FUND, INC.
INVESTMENT SUMMARY AS OF MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
HISTORICAL                                                            TOTAL RETURN(%)
INFORMATION                          -------------------------------------------------------------------------------------
                                          MARKET VALUE(1)             NET ASSET VALUE (2)                INDEX(3)
                                     ------------------------       ------------------------     -------------------------
                                                      AVERAGE                        AVERAGE                       AVERAGE
                                     CUMULATIVE       ANNUAL        CUMULATIVE       ANNUAL      CUMULATIVE        ANNUAL
                                     ----------       ------        ----------       ------      ----------        ------
          FISCAL YEAR TO DATE           -5.22%            --           7.02%           --            6.18%            --
          ONE YEAR                     -18.59         -18.59%          0.43          0.43%           5.35           5.35%
          SINCE INCEPTION*             -42.85         -12.77         -31.96         -8.97          -33.35          -9.44

Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION

[GRAPH]

                                                        YEARS ENDED DECEMBER 31:
                                                                                                 THREE MONTHS
                                                                                                    ENDED
                                                                                                   MARCH 31,
                                        1994*           1995           1996           1997           1998
                                        ----            ----           ----           ----           ----
Net Asset Value Per Share . . . . .    $13.99          $8.91          $8.81         $8.83           $9.45
Market Value Per Share  . . . . . .    $11.25          $9.13          $9.50         $8.38           $7.94
Premium/(Discount). . . . . . . . .     -19.6%           2.5%           7.8%         -5.1%          -16.0%
Capital Gains Distributions . . . .    $ 0.17             --             --            --              --
Fund Total Return (2) . . . . . . .      0.72%        -36.31%         -1.12%         0.23%           7.02%
Index Total Return (3). . . . . . .     -7.88%        -31.53%         -6.49%         6.43%           6.18%


(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Bombay Stock Exchange (BSE) National Index is a market capitalization weighted index including the equity shares of 100 companies from the "Specified" and the "Non-specified" list of the 5 major stock exchanges, namely, Bombay, Calcutta, Delhi, Ahmedabad and Madras. Prior to fiscal year 1997, the Fund used the Bombay Stock Exchange Sensitive Index as its benchmark for performance purposes. Since 1997, the Fund uses the Bombay Stock Exchange National Index for the purpose of performance comparison as this index more closely represents the current investment strategy of the Fund.
*    The Fund commenced operations on February 25, 1994.

Morgan Stanley India Investment Fund, Inc.
Investment Summary as of March 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS


                           [CHART]

          Fixed Income Securities         0.2%
          Short-Term Investments          0.8%
          Equity Securities              99.0%

--------------------------------------------------------------------------------
SECTORS


                           [CHART]


         Other                          12.0%
         Transporation-Road & Rail       6.9%
         Machinery & Engineering         4.5%
         Health & Personal Care         10.1%
         Financial Services              7.7%
         Automoblies                    15.4%
         Banking1                        5.0%
         Broadcasting & Publishing       4.0%
         Chemicals                       4.5%
         Electronic Components &
           Instruments                  10.0%
         Energy Equipment & Services    19.9%

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS


                                                            PERCENT OF
                                                            NET ASSETS
                                                            ----------
1.  Bharat Heavy Electricals Ltd.                            18.8%
2.  Infosys Technology Ltd.                                   8.9
3.  Housing Development Finance Corp. Ltd.                    7.6
4.  Container Corp. of India Ltd.                             6.9
5.  State Bank of India Ltd.                                  4.2
6.  Zee Telefilms Ltd.                                        3.4
7.  Smithkline Beecham Pharmaceutical Ltd.                    2.9
8.  Punjab Tractors Ltd.                                      2.9
9.  Hero Honda Ltd.                                           2.9
10. TVS Suzuki Ltd.                                           2.2
                                                             -----
                                                             60.7%
                                                             -----
                                                             -----

INVETMENTS (UNAUDITED)
----------
MARCH 31, 1998

                                                                      VALUE
                                                     SHARES           (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)
 (Unless otherwise noted)
--------------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES (1.4%)
     Bharat Pipes & Fittings Ltd.                       150  U.S.$       --@
     Blow Plast Ltd.                                434,600             440
     Phillips India Ltd.                            103,550             385
     Supreme Industries Ltd.                        832,900           3,947
                                                               ------------
                                                                      4,772
                                                               ------------
--------------------------------------------------------------------------------
AUTOMOBILES (15.4%)
     Apollo Tyres Ltd.                              491,750           1,014
     Autolite Ltd.                                   44,300              31
     Bajaj Auto Ltd.                                    350               5
     Bajaj Tempo Ltd.                                 4,031              22
     Bajaj Tempo Ltd. (Rights)                          851               3
     Castrol (India) Ltd.                           110,290           1,912
     Ceat Ltd.                                      426,147             257
     Denso India Ltd.                               647,900             664
     Denso India Ltd. (Rights)                      129,580              --
     Elgi Tyres & Tread Ltd.                        273,400           2,076
     Engine Valves Ltd.                             185,700             823
     Hero Honda Ltd.                                435,991           9,643
     LML Ltd.                                         1,200               4
     Lumax Automatic Parts Industries Ltd.          441,200             604
     Modi Rubber Ltd.                                   100              --@
     Motherson Sumi Systems Ltd.                    335,907             323
     Motor Industries Co., Ltd.                      23,127           3,044
     MRF Ltd.                                       109,280           5,560
     Patheja Bros Forgings and Stamp Ltd.           450,000             207
     Patheja Forgings and Auto Ltd.                 325,000              50
     Premier Instruments Ltd.                       245,987             501
     Punjab Tractors Ltd.                           560,670           9,647
     Rane Brakes & Lining Ltd.                        7,500              31
     Rane Madras Ltd.                               213,100             567
     Rico Auto Industries Ltd.                      221,000             436
     S.K.F. Bearings Ltd.                            52,356           1,840
     Subros Auto Ltd.                               159,395             315
     Sundaram Brake Ltd.                              2,850               7
     Sundaram Fasteners Ltd.                        481,000           4,505
     Tata Engineering & Locomotive Ltd.              56,402             418
     TVS Suzuki Ltd.                                581,550           7,239
     VST Tillers & Tractors Ltd.                    173,000             130
                                                               ------------
                                                                     51,878
                                                               ------------
--------------------------------------------------------------------------------
BANKING (5.0%)
     Federal Bank Ltd.                                  100              --@
     HDFC Bank Ltd.                               1,558,700           2,819
     State Bank of India Ltd.                     2,024,870          14,249
                                                               ------------
                                                                     17,068
                                                               ------------
--------------------------------------------------------------------------------
BEVERAGES & TOBACCO (2.1%)
     ITC Ltd.                                       399,841   U.S.$   7,227
     McDowell & Co., Ltd.                               300              --@
                                                               ------------
                                                                      7,227
                                                               ------------
--------------------------------------------------------------------------------
BROADCASTING & PUBLISHING (4.0%)
     Cosmo Films Ltd.                                99,600              34
     Navneet Publications Ltd.                      233,100             454
     New Delhi Television Ltd.                      333,300             405
     Tata Donnelley Ltd.                            293,250           1,316
     Zee Telefilms Ltd.                           1,659,600          11,465
                                                               ------------
                                                                     13,674
                                                               ------------
--------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS (0.9%)
     Associated Cement Co. Ltd.                          36               2
     Bell Ceramics Ltd.                             113,550              14
     Gujarat Sidhee Cement Ltd.                         200              --@
     ITW Signode India Ltd.                       1,064,950           1,725
     Madras Cements Ltd.                             11,860           1,288
                                                               ------------
                                                                      3,029
                                                               ------------
--------------------------------------------------------------------------------
CHEMICALS (4.5%)
     Ciba Specialty Chemicals (India) Ltd.          165,485             339
     Colour Chem Ltd.                                52,602           3,194
     Hoechst Schering Agrevo Ltd.                   374,880           6,790
     ICI India Ltd.                                 484,400           2,452
     Indian Organic Chemical Ltd.                   284,950              43
     Indian Petro Chemical Corp. Ltd.                   200              --@
     ITC Agrotech Co., Ltd.                             100              --@
     Jaysynth Dyechem Ltd.                          318,500              74
     Monsanto Chemicals of India                     99,800           1,667
     Reliance Industries Ltd.                        48,152             210
     Sudarshan Chemicals Ltd.                       258,877             299
                                                               ------------
                                                                     15,068
                                                               ------------
--------------------------------------------------------------------------------
CONSTRUCTION & HOUSING (0.0%)
     Hindustan Construction Co.                         350              --@
                                                               ------------
--------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS (0.2%)
     Asian Electronics Ltd.                         211,600             550
                                                               ------------
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS & INSTRUMENTS (10.0%)
     Datar Switchgear Ltd.                          225,900             183
     Fujitsu ICIM Ltd.                              655,215             361
     Infosys Technology Ltd.                        649,600          30,054
     Mastek Ltd.                                    171,400             634
     Modi Xerox Ltd.                              1,127,500           2,392
     Rolta India Ltd.                                 5,000               3
     S&S Power Switchgear Ltd.                       46,100              20
     Samtel Colour Ltd.                             756,950             187
     VHEL Industries Ltd.                               100              --@
                                                               ------------
                                                                     33,834
                                                               ------------
--------------------------------------------------------------------------------


                                          6

                                                                      VALUE
                                                     SHARES           (000)
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (19.9%)
     Bharat Heavy Electricals Ltd.                7,018,700   U.S.$  63,427
     Crompton Greaves Ltd.                          627,380             662
     Jyoti Structure Ltd.                           167,750             370
     KEC International Ltd.                         436,857             414
     Kirloskar Oil Engine Ltd.                      380,438             321
     Modern Malleables Ltd. - New                   325,000              30
     Shiram Honda Power Equipment Ltd.              353,630           1,960
     Uniflex Cables Ltd.                             18,000               4
                                                               ------------
                                                                     67,188
                                                               ------------
--------------------------------------------------------------------------------
ENERGY SOURCES (0.0%)
     Renewable Energy Ltd.                          247,800              33
                                                               ------------
--------------------------------------------------------------------------------
FINANCIAL SERVICES (7.7%)
     Canfin Homes Ltd.                              922,050             346
     Housing Development Finance Corp. Ltd.         317,382          25,540
     ICICI Ltd. - New                                   980               2
     Industrial Finance Corp. (India) Ltd.            1,500               1
     UTI Master Gain                                362,300             101
     UTI MasterShares Ltd.                            9,925               3
                                                               ------------
                                                                     25,993
                                                               ------------
--------------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS (0.7%)
     American Dry Fruits Ltd.                           300              --@
     Nestle India Ltd.                              100,000           1,126
     Smithkline Beecham Consumer Health Care Ltd.   102,170           1,144
     Western Hatcheries Ltd.                        237,933             146
                                                               ------------
                                                                      2,416
                                                               ------------
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER (0.3%)
     Ballarpur Industries Ltd.                      140,342             132
     Paper Products Ltd. - New                      299,900             486
     Pudumjee Ltd.                                  169,700             180
     Tamilnadu Newsprint and Paper Ltd.             385,000             300
                                                               ------------
                                                                      1,098
                                                               ------------
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE (10.1%)
     Cheminor Drugs Ltd.                            243,650           1,015
     Cipla Ltd.                                     318,050           5,366
     Clariant (India) Ltd.                           67,000             282
     E. Merck (India) Ltd.                          406,275           2,550
     Godrej Soaps Ltd.                              523,850             590
     Hindustan Lever Ltd.                               292              12
     Hoechst Marion Roussel India Ltd.              585,200           5,729
     Indian Shaving Products Ltd.                       400               7
     Lakme Ltd.                                     535,680           2,696
     Marico Industries Ltd.                         283,200           1,864
     Pfizer Ltd.                                        100               1
     Searle (India) Ltd.                            245,850             227
     Smithkline Beecham Pharmaceutical Ltd.         572,195           9,846
     Sun Pharmaceutical Industries Ltd.             574,700           3,430
     TTK Biomed Ltd.                                143,700              36
     Unichem Labs Ltd.                              162,700             469
                                                               ------------
                                                                     34,120
                                                               ------------
--------------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES        (000)
--------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS (0.9%)
     Asahi India Safety Glass Ltd.                   94,100     U.S.$   893
     Carborundum Universal Ltd.                     493,300           1,062
     Chicago Pneumatic India Ltd.                   324,940           1,018
                                                               ------------
                                                                      2,973
                                                               ------------
--------------------------------------------------------------------------------
LEISURE & TOURISM (0.0%)
     Indian Hotels Co., Ltd.                             50               1
     ITC Hotels Ltd.                                    800               2
                                                               ------------
                                                                          3
                                                               ------------
--------------------------------------------------------------------------------
MACHINERY & ENGINEERING (4.5%)
     Advani-Oerlikon Ltd.                           450,027             309
     Ahmednagar Forgings Ltd.                       130,700              60
     Baharat Earth Movers Ltd.                      268,400             427
     Elgi Equipments Ltd.                           107,850             530
     Esab India Ltd.                                564,850           1,666
     Graphite India Ltd.                            271,200             169
     Indian Seamless Metal Tubes Ltd.                    30              --@
     Indian Seamless Metal Tubes Ltd. - New         106,120              50
     Kabra Extrusion Technik Ltd.                   152,600             100
     Kirloskar Cummins Ltd.                         307,090           3,381
     Lakshmi Machine Works Ltd.                      18,778           1,093
     Lakshmi Synthetic Machinery Ltd.               152,400             116
     M.M. Forgings Ltd.                                 200              --@
     Praj Industries Ltd.                           221,600             224
     Revathi-CP Equipment Ltd.                      298,600           2,464
     Thermax Ltd.                                   469,100           2,602
     Wartsila Diesel Ltd.                           391,500           1,880
                                                               ------------
                                                                     15,071
                                                               ------------
--------------------------------------------------------------------------------
METALS -- NON-FERROUS (0.1%)
     Pennar Aluminum Co., Ltd.                    1,632,800             207
                                                               ------------
--------------------------------------------------------------------------------
METALS -- STEEL (0.5%)
     India Seamless Steel & Alloy Ltd.              278,500              18
     Isibars Ltd.                                   500,000             172
     Panchmahal Steels Ltd.                         197,700              33
     Shri Ishar Alloy Steels Ltd.                   212,300               9
     Steel Authority of India Ltd.                3,000,000             759
     Steel Authority of India Ltd. GDR              150,000             544
     Tata Iron & Steel Co., Ltd.                        400               1
     Uttam Galva Steels Ltd.                        134,650              19
                                                               ------------
                                                                      1,555
                                                               ------------
--------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES (0.8%)
     Essel Packaging Ltd.                           368,100           1,677
     Flex Industries Ltd.                                50              --@
     Su-Raj Diamonds Ltd.                               100              --@
     Titan Industries Ltd.                          651,785             946
                                                               ------------
                                                                      2,623
                                                               ------------
--------------------------------------------------------------------------------


                                          7

                                                                      VALUE
                                                     SHARES           (000)
--------------------------------------------------------------------------------
MULTI-INDUSTRY (1.8%)
     Birla VXL Ltd.                                     100      U.S.$   --@
     Delta International                            570,000              61
     JK Corp Ltd.                                        30              --@
     Larsen & Toubro Ltd.                             1,295               8
     Novartis India Ltd.                            432,550           3,832
     Rajapalayam Mills                               17,100           1,126
     Ramco Industries Ltd.                           84,700           1,139
                                                               ------------
                                                                      6,166
                                                               ------------
--------------------------------------------------------------------------------
RECREATION, OTHER CONSUMER GOODS (0.1%)
     Tube Investments of India Ltd.                 283,316             272
     Tube Investments of India Ltd. GDR             198,133             158
     Vashishti Detergents Ltd.                       44,967              57
                                                               ------------
                                                                        487
                                                               ------------
--------------------------------------------------------------------------------
RETAIL -- GENERAL (0.0%)
  Timex Watches Ltd.                                 67,000              36
                                                               ------------
--------------------------------------------------------------------------------
TEXTILES & APPAREL (1.6%)
     Bata India Ltd.                                395,602           1,566
     Coates of India Ltd.                           238,150             708
     Coates of Viyella India Ltd.                   104,550             159
     Coates of Viyella India Ltd. - New             300,000             456
     Coates of Viyella India Ltd. (Rights)               30              --@
     Cosmos Leather Exports Ltd.                    325,000               7
     G.T.N. Textiles Ltd.                           210,200             160
     Indo Rama Synthetics Ltd.                        2,675               1
     J.K. Synthetics Ltd.                         1,491,958             100
     Mahavir Spinning Mills Ltd.                    491,000             615
     Maral Overseas Ltd.                            650,600             323
     Raymond Ltd.                                       250              --@
     Sanotgen Exports Ltd.                              100              --@
     Shree Rajasthan Syntex Ltd.                         50              --@
     SIV Industries Ltd. GDR                        313,500             125
     SRF Ltd.                                       665,119             318
     SRF Ltd. (Rights)                              416,808              --
     Super Spinning Mills Ltd.                       60,357              70
     Vardhaman Polytex Ltd.                          91,100              63
     Vardhaman Spinning & General Mills Ltd.        373,500             581
     Viral Syntex Ltd.                              209,200              11
     Woolworth India Ltd.                             1,100               1
                                                               ------------
                                                                      5,264
                                                               ------------
--------------------------------------------------------------------------------
TRANSPORTATION -- ROAD & RAIL (6.9%)
     Container Corp. of India Ltd.                2,185,600          23,236
                                                               ------------
--------------------------------------------------------------------------------
UTILITIES -- ELECTRICAL & GAS (0.0%)
  Andhra Valley Power Supply Co., Ltd.                   50              --@
  Tata Hydro Electric Power Supply Co. Ltd.              50              --@
                                                               ------------
                                                                         --@
                                                               ------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost U.S.$340,882)                                                335,569
                                                               ------------
--------------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT          VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES (0.2%)
--------------------------------------------------------------------------------
METALS -- STEEL (0.0%)
  Tata SSL Ltd. - New
   14.00%, 12/6/02                      INR              14  U.S.$       13
                                                             --------------
--------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES (0.2%)
  Garware Plastics & Polyester Ltd.
   16.00%, 5/1/05                                       277             535
                                                             --------------
--------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
        (Cost U.S.$899)                                                 548
                                                             --------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (0.1%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.1%)
  Chase Securities, Inc., 5.60%,
   dated 3/31/98, due 4/1/98,
   to be repurchased at U.S.$295,
   collateralized by U.S.$300,
   United States Treasury Notes,
   6.375%, due 3/31/01, valued
   at U.S.$306 (Cost U.S.$295)                  U.S.$   295             295
                                                             --------------
--------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
  CUSTODIAN (0.7%)
   Indian Rupee (Cost U.S.$2,522) INR                99,686           2,523
                                                             --------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.4%)
     (Cost U.S.$344,598)                                            338,935
                                                             --------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.4)%
  Other Assets                                  U.S.$2,871
  Liabilities                                       (4,330)          (1,459)
                                                ----------   --------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
  Applicable to 35,707,092 issued and
   outstanding U.S.$0.01 par value shares
   (100,000,000 shares authorized)                             U.S.$337,476
                                                               ------------
                                                               ------------
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                      U.S.$   9.45
                                                               ------------
                                                               ------------
--------------------------------------------------------------------------------

    @ -- Value is less than U.S.$500.
  GDR -- Global Depositary Receipt
  INR -- Indian Rupee


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